Schedule of Basic and Diluted Net Income (Loss) Per Common Share (Details) - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Redeemable [Member]
Basic and diluted net income (loss) per share of common stock
Allocation of net income (loss), as adjusted						$ 310,527
Basic and diluted net income (loss) per share of common stock						$ 0.09
Non-Redeemable Common Stock [Member]
Basic and diluted net income (loss) per share of common stock
Allocation of net income (loss), as adjusted	$ 12,819	$ (63,679)	$ (68,132)	$ (64,347)	$ (490)	$ 266,913
Basic and diluted weighted average shares outstanding	3,132,500	2,500,000	3,132,500	2,500,000	2,500,000	2,951,897
Basic and diluted net income (loss) per share of common stock	$ 0.00	$ (0.03)	$ (0.02)	$ (0.03)	$ (0.00)	$ 0.09
Redeemable Common Stock [Member]
Basic and diluted net income (loss) per share of common stock
Allocation of net income (loss), as adjusted	$ 36,619		$ (222,221)
Basic and diluted weighted average shares outstanding	8,948,206		10,217,054			3,434,247
Basic and diluted net income (loss) per share of common stock	$ 0.00		$ (0.02)			$ 0.09